STATEMENTS OF CHANGES IN ASSETS AVAILABLE FOR PLAN BENEFITS - EBP 1998 - EUR (€)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Contributions:
Employer contributions (Note 8)	€ 87,617	€ 85,839	€ 76,124
Employee contributions	87,617	85,839	76,124
Total Contributions	175,235	171,677	152,249
Investment Income:
Realised gain on investments sold (Note 4)	95,827	92,558	57,323
Net (depreciation) / appreciation in fair value of investment (Note 4)	(192,839)	51,259	1,288
Dividend Income (Note 8)	25,063	44,036	61,851
Total Investment (Expense) /Income	(71,949)	187,853	120,462
Income from participating Procter & Gamble companies (Note 7)	233	179	210
Total Additions	103,519	359,709	272,920
DEDUCTIONS:
Distributions and withdrawals to participants	(1,031,231)	(967,956)	(824,638)
Administrative expenses	(233)	(179)	(210)
Total Deductions	(1,031,464)	(968,135)	(824,848)
NET DECREASE IN NET ASSETS	(927,945)	(608,426)	(551,928)
NET ASSETS AVAILABLE FOR PLAN BENEFITS:
Beginning of year	1,776,889	2,385,315	2,937,242
End of year	€ 848,944	€ 1,776,889	€ 2,385,315